Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
Schedule of Lease Related Assets and Liabilities

The table below presents the lease related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of September 30, 2021 and December 31, 2020:

Classification on the Balance Sheet	September 30, 2021	December 31, 2020
	(in thousands)
Operating lease right of use assets	$26	$45
Total lease assets	$26	$45

Current operating lease liabilities	$26	$25

Long-term operating lease liabilities	$—	$20
Total lease liabilities	$26	$45

The table below presents the lease related assets and liabilities recorded on the Consolidated Balance Sheets as of December 31, 2020 and 2019:

(in thousands)	Classification on the Balance Sheet	December 31, 2020	December 31, 2019
Assets
Operating lease assets	Operating lease right of use assets	$45	$122
	Total lease assets	$45	$122

Liabilities
Current liabilities:
Operating lease liabilities	Current operating lease liabilities	$25	$86
Noncurrent liabilities:
Operating lease liabilities	Long-term operating lease liabilities	$20	$27
	Total lease liabilities	$45	$113

Schedule of Operating Lease Cost

The table below presents the lease related costs recorded on the Company’s Consolidated Statements of Operations for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
Classification	2021	2020	2021	2020
	(in thousands)		(in thousands)
General and administrative expenses	$7	$12	$20	$22
Total lease cost	$7	$12	$20	$22

The table below presents the lease related costs recorded on the Consolidated Statement of Operation and Comprehensive Income for the years ended December 31, 2020 and 2019:

(in thousands)		Years Ended December 31,
Lease cost	Classification	2020	2019
Operating lease cost	General and administrative expenses	$45	$60
	Total lease cost	$45	$60

Schedule of Cash Flow Information Related to Leases

The table below presents supplemental cash flow information related to leases for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended September 30,
	2021	2020
	(in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$20	$15
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	—	(34)

The table below presents supplemental cash flow information related to leases for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
(in thousands)	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$41	$61
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases	$(31)	$176

Schedule of Weighted Average Remaining Lease Terms and Weighted Average Discount Rates

The table below presents certain information related to the weighted average remaining lease terms and weighted average discount rates for the Company’s operating leases as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Weighted average remaining lease term - operating leases	1.00 years	1.75 years
Weighted average discount rate - operating leases	12.00%	12.00%

The table below presents certain information related to the weighted average remaining lease terms and weighted average discount rates for our operating leases as of December 31, 2020:

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term - operating leases	1.75 years	1.67 years
Weighted average discount rate - operating leases	12.00%	12.00%

Schedule of Reconciles the Fixed Component of the Undiscounted Cash Flows

The table below reconciles the fixed component of the undiscounted cash flows for each of the first five years and the total remaining years to the operating lease liabilities recorded on the Consolidated Balance Sheet as of December 31, 2020:

Amounts due in	Operating Leases
(in thousands)
2021	$25
2022	20
2023	—
Total minimum lease payments	45
Less: effect of discounting	—
Present value of future minimum lease payments	45
Less: current obligations under leases	(25)
Long-term lease obligations	$20